Share Based Payment (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020		Jun. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock issued during the year (value) - Share based compensation	$ 10		$ 20
Number of common shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock issued during the year (shares) - Share based compensation	21,740		5,780
Number of common shares | Non-executive directors payment
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock issued during the year (shares) - Share based compensation	21,740		5,780
Share Premium
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock issued during the year (value) - Share based compensation	$ 10		$ 20
Share Premium | Non-executive directors payment
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock issued during the year (value) - Share based compensation	$ 10	[1]	$ 20

[1]	The second quarter of 2020 share based payment was effected on July 9, 2020. A total of 13,008 shares issued for the amount of $10.